ACCOUNT PAYABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Inventory [Line Items]
Total account payable	$ 34,156,360	$ 318,729
Gold [Member]
Inventory [Line Items]
Total account payable	33,876,967
Game Equipment [Member]
Inventory [Line Items]
Total account payable	118,029	119,790
Information Technology service [Member]
Inventory [Line Items]
Total account payable	$ 161,364	$ 198,939